Summary of Significant Accounting Policies - Schedule of Long-lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues From External Customers And Long Lived Assets [Line Items]
Total long-lived assets	$ 7,242	$ 8,241	$ 5,231
Americas - U.S.
Revenues From External Customers And Long Lived Assets [Line Items]
Total long-lived assets	6,703	7,699	4,864
APAC
Revenues From External Customers And Long Lived Assets [Line Items]
Total long-lived assets	$ 539	$ 542	$ 367